SUPPLEMENT TO THE PROSPECTUS DATED DECEMBER 24, 1997
===============================================================================
Delaware Pooled Trust, Inc.                                        June 5, 1998

The following supplements the information in the section of the Prospectus entitled Performance Information.

Comparative Performance
-------------------------------------------------------------------------------
The Emerging Markets Portfolio of Delaware Pooled Trust, Inc. ("The Emerging Markets Portfolio of DPT") commenced operations on April 14, 1997. Delaware International Advisers Ltd. ("Delaware International"), the investment adviser to The Emerging Markets Portfolio of DPT, also serves as investment manager to Delaware Investment's Emerging Markets Fund (the "G&I Emerging Markets Fund"), which is an investment series of Delaware Group Global & International
Funds, Inc. Shares of the G&I Emerging Markets Fund were initially offered to the public on June 10, 1996. Except as set forth below, The Emerging Markets Portfolio of DPT and the G&I Emerging Markets Fund are managed with substantially similar investment objectives, policies and strategies.

For the period from the commencement of its operations on April 14, 1997 through March 31, 1998, The Emerging Markets Portfolio of DPT has achieved the performance set forth below. The Institutional Class of the G&I Emerging Markets Fund has achieved the performance set forth below for the period from April 14, 1997 through March 31, 1998, the one-year period ended March 31, 1998, and the period from the commencement of operations on June 10, 1996 through March 31, 1998. Performance information for the Morgan Stanley Capital International Emerging Markets Free Index, an unmanaged index, has also been provided.

          The Emerging Markets                         G&I Emerging                           MSCI Emerging
         Portfolio of DPT(1),(2)                     Markets Fund(1),(3)                   Markets Free Index(4)
------------------------------------------------------------------------------------------------------------------
4/14/97-3/31/98................(3.78%)        4/14/97-3/31/98...........(2.98%)    4/30/97-3/31/98........(13.59%)
                                              One Year..................(3.06%)    One Year...............(13.44%)
                                              Lifetime.................. 5.60%     6/30/96-3/31/98........ (5.87%)

1. Return and share value fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Past performance is not a guarantee of future results.
2. The performance presented is the aggregate total return for The Emerging Markets Portfolio of DPT for the period from the commencement of operations on April 14, 1997 through March 31, 1998. During the period presented, Delaware International voluntarily waived its investment management fee and/or paid fund expenses to the extent necessary to limit total fund operating expenses to no more than 1.55%.
3. The performance presented is the aggregate total return for the period from April 14, 1997 through March 31, 1998, and average annual total return for the one-year and lifetime periods ended March 31, 1998, for the G & I Emerging Markets Fund Institutional Class, which is available only to certain eligible investors. The G & I Emerging Markets Fund also offers an A Class, B Class and C Class. The performance of the A Class, B Class, and C Class varies from the performance of the Institutional Class due to varying expense structures. During the periods presented, Delaware International voluntarily waived its management fee and/or paid fund expenses to the extent necessary to limit total fund operating expenses to no more than 1.70%.
4. The performance presented is for the Morgan Stanley Capital International Emerging Markets Free Index, an unmanaged index of emerging market stocks. Performance of the index has not been adjusted to reflect fees or expenses. One year performance is for the one-year period ended March 31, 1998. Performance for the period from April 30, 1997 through March 31, 1998 is the aggregate total return.

SUPPLEMENT TO THE PROSPECTUS DATED DECEMBER 24, 1997
===============================================================================
Delaware Pooled Trust, Inc.                                        June 5, 1998

The performance of the G&I Emerging Markets Fund has been presented to provide investors with additional information on which to base their investment decision. Emerging markets investment performance can be volatile and should be evaluated over a multi-year period. The performance of the G&I Emerging Markets Fund is not the performance of The Emerging Markets Portfolio of DPT and should not be considered as a substitute for the performance of The Emerging Markets Portfolio of DPT. The performance of the G&I Emerging Markets Fund should not be considered indicative of the past or future performance of The Emerging Markets Portfolio of DPT.

The charts on the following pages contain certain additional performance information. For a description of the differences between The Emerging Markets Portfolio of DPT and the G&I Emerging Markets Fund, see Differences Between Funds.

Differences Between Funds
-------------------------------------------------------------------------------
The investment objective of The Emerging Markets Portfolio of DPT is identical to the investment objective of the G&I Emerging Markets Fund and the two funds invest in substantially similar securities. Investment strategies for the two funds will be substantially similar; however, because of the nature of investors in The Emerging Markets Portfolio of DPT, cash flows can be expected to be substantial and irregular, while cash flows in the G&I Emerging Markets Fund tend to be more regular and in smaller amounts. The differences in cash flows may affect the timing of investment decisions, the relative speed with which such decisions may be implemented, the investments held by each Fund from time to time, and, consequently, performance. In addition, investments may be made for each fund during varying market conditions.

Shares of each of The Emerging Markets Portfolio of DPT and the G&I Emerging Markets Fund Institutional Class may be purchased and sold without the imposition of a sales charge; however, investors in The Emerging Markets Portfolio of DPT are subject to a purchase reimbursement fee and a redemption reimbursement fee equal in each case to 0.75% (as a percentage of the dollar amount purchased or redeemed). The reimbursement fees, which are paid directly to The Emerging Markets Portfolio of DPT, are designed to reflect an approximation of the brokerage and related transaction costs associated with the investment of an investor's purchase amount or the disposition of assets to meet redemptions, and to limit the extent to which The Emerging Markets Portfolio of DPT and its existing shareholders would have to bear such costs. The G&I Emerging Markets Fund does not assess reimbursement fees; therefore, all transaction costs associated with purchases and redemptions are borne by the G&I Emerging Markets Fund.

After giving effect to voluntary expense limitations described in each fund's prospectus, the total operating expenses of The Emerging Markets Portfolio of DPT during the current fiscal year are not expected to exceed 1.55% of the average net assets of the Portfolio, compared to 1.70% for the Institutional Class of the G&I Emerging Markets Fund. A component of the total operating expenses is the investment management fee payable to Delaware International, which is currently subject to a limit of 1.00% for The Emerging Markets Portfolio of DPT compared to a maximum fee of 1.25% for the G&I Emerging Markets Fund.

GROWTH OF $10,000 INVESTMENT
===============================================================================
Distributions Reinvested                         June 10, 1996 - March 31, 1998


                   G & I                            MSCI                              LIPPER
          Emerging Markets Fund(1)     Emerging Markets Fund Average(2)     Emerging Markets Free Index(3)
 6/96            $10,000                         $10,000                             $10,000
 7/96              9,582                           9,317                               9,418
 8/96             10,000                           9,556                               9,681
 9/96             10,030                           9,639                               9,750
10/96              9,850                           9,381                               9,496
11/96              9,940                           9,539                               9,708
12/96             10,101                           9,582                               9,877
 1/97             11,066                          10,235                              10,620
 2/97             11,538                          10,673                              10,991
 3/97             11,327                          10,393                              10,738
 4/97             11,628                          10,411                              10,770
 5/97             12,100                          10,709                              11,207
 6/97             12,844                          11,282                              11,783
 7/97             12,995                          11,450                              12,111
 8/97             12,020                           9,994                              10,918
 9/97             12,553                          10,271                              11,350
10/97             10,744                           8,585                               9,561
11/97             10,301                           8,272                               9,206
12/97             10,259                           8,471                               9,309
 1/98              9,462                           7,807                               8,629
 2/98             10,775                           8,622                               9,413
 3/98             10,980                           8,996                               9,772

Chart assumes $10,000 invested on June 10, 1996 and includes the effect of the reinvestment of all dividends and capital gains.

1. Performance of Delaware Group Global & International Funds, Inc. Emerging Markets Fund (the "G & I Emerging Markets Fund") Institutional Class, net of management fees and expenses. Past performance may not be indicative of future results.
2. Performance of the Lipper Emerging Markets Equity Fund Universe consisting of between 55 and 70 funds during the measurement period. Multiple share classes are combined and regional or country funds are excluded.
3. Morgan Stanley Capital International Emerging Markets Free Index, an unmanaged index of emerging markets stocks. The performance of the Index has not been adjusted to reflect management fees or other expenses.

MONTHLY RESULTS
===============================================================================
G & I Emerging Markets Fund                      June 30, 1996 - March 31, 1998




         Delaware Pooled Trust, Inc.                                                                    G & I Emerging Markets Fund
       The Emerging Markets Portfolio   G & I Emerging Markets Fund   MSCI Emerging Markets Free Index         Relative Return*
 7/96                                               -4.2%                         -6.8%                               2.8%
 8/96                                                4.4                           2.6                                1.8
 9/96                                                0.3                           0.9                               -0.6
10/96                                               -1.8                          -2.7                                0.9
11/96                                                0.9                           1.7                               -0.8
12/96                                                1.6                           0.5                                1.2
 1/97                                                9.6                           6.8                                2.6
 2/97                                                4.3                           4.3                                0.0
 3/97                                               -1.8                          -2.6                                0.8
 4/97                                                2.7                           0.2                                2.5
 5/97                4.6%                            4.1                           2.9                                1.2
 6/97                5.9                             6.2                           5.4                                0.8
 7/97                0.4                             1.2                           1.5                               -0.3
 8/97               -8.4                            -7.5                         -12.7                                6.0
 9/97                4.9                             4.4                           2.8                                1.6
10/97              -14.7                           -14.4                         -16.4                                2.4
11/97               -2.7                            -4.1                          -3.7                               -0.5
12/97                0.5                            -0.4                           2.4                               -2.8
 1/98               -5.4                            -7.8                          -7.8                                0.1
 2/98               11.2                            13.9                          10.4                                3.1
 3/98                1.8                             1.9                           4.3                               -2.3

----------
* G & I Emerging Markets Fund Relative Return is the geometric difference between the monthly performance of the Delaware Group Global & International Funds, Inc. Emerging Markets Fund (the "G & I Emerging Markets Fund") Institutional Class, net of management fees and expenses, and the Morgan Stanley Capital International Emerging Markets Free Index, an unmanaged index of emerging markets stocks. For example, (1.044 / 1.026) - 1 = 1.8%. Performance of the Index has not been adjusted to reflect management fees or other expenses. Past performance may not be indicative of future results.

DEFENSIVE CHARACTERISTICS(1)
===============================================================================
June 30, 1996 - March 31, 1998




                                   G & I             MSCI          US Consumer
                              Emerging Markets  Emerging Markets     Price
                                   Fund(2)        Free Index(3)      Index(4)
Bull Market Performance            69.8              57.3
Bear Market Performance           -35.3             -42.8
Total Performance
     (Annualized)(5)                5.5              -5.9              2.0



Number of Months
-------------------------------------------------------------------------------
                                    14                7                 21

1. A Bull Market month is defined as one in which the MSCI EMF Index showed a positive US dollar return, and a Bear Market month as one in which the MSCI EMF Index showed a negative US dollar return. Bull Market Performance and Bear Market Performance have not been annualized. Past performance may not be indicative of future results.
2. Compound total return of Delaware Group Global & International Funds, Inc. Emerging Markets Fund (the "G & I Emerging Markets Fund") Institutional Class, net of management fees and expenses.
3. Morgan Stanley Capital International Emerging Markets Free Index is an unmanaged index of emerging markets stocks. The compound total return of the Index has not been adjusted to reflect management fees or other expenses.
4. Source: United States Bureau of Labor Statistics. Data is for Consumer Price Index - All Urban Consumers.
5. Total performance is calculated as the compound product of the Bull Market period and the Bear Market period. For example, the G & I Emerging Markets Fund performance is calculated as follows: (1.698) x (1 - 0.353) = (1.099) or 5.5% annualized.